Offerings	Feb. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Incentive Award PlanCommon Stock, par value $0.0001 per share
Amount Registered | shares	3,460,140
Proposed Maximum Offering Price per Unit	21.055
Maximum Aggregate Offering Price	$ 72,853,247.7
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,153.83
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.0001 per share (“Common Stock”), of IDEAYA Biosciences, Inc. (the “Registrant”) that become issuable under the Registrant’s 2019 Incentive Award Plan (the “Incentive Plan”) or the Registrant’s Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s shares of Common Stock as reported on the Nasdaq Global Select Market on February 14, 2025, which date is within five business days prior to the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Employee Stock Purchase PlanCommon Stock, par value $0.0001 per share
Amount Registered | shares	865,035
Proposed Maximum Offering Price per Unit	21.055
Maximum Aggregate Offering Price	$ 18,213,311.93
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,788.46
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.0001 per share (“Common Stock”), of IDEAYA Biosciences, Inc. (the “Registrant”) that become issuable under the Registrant’s 2019 Incentive Award Plan (the “Incentive Plan”) or the Registrant’s Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s shares of Common Stock as reported on the Nasdaq Global Select Market on February 14, 2025, which date is within five business days prior to the filing of this Registration Statement.